PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Depreciation and amortization	$ 70,766	$ 70,005	$ 141,529	$ 137,395	$ 280,725	$ 187,721